SHAREHOLDERS' EQUITY (Departmental Allocation of Share-Based Compensation Charge)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	$ 2,471	$ 1,409	$ 579
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	118	33	12
Research and development, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	625	529	178
Selling and marketing, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	199	380	146
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	$ 1,529	$ 467	$ 243

[1]	Including $1,331 and $342 compensation cost related to RSUs for the year ended December 31, 2016 and 2015, respectively.